Summary of Significant Accounting Policies (Details 4) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013 item	Dec. 31, 2012 segment
Concentrations of Credit Risk
Fair value of commodity derivative contracts	$ 593,000
Industry Segment and Geographic Information
Number of operating segments	1	1
JP Morgan
Concentrations of Credit Risk
Fair value of commodity derivative contracts	102,000
BNP Paribas
Concentrations of Credit Risk
Fair value of commodity derivative contracts	150,000
Credit Suisse
Concentrations of Credit Risk
Fair value of commodity derivative contracts	161,000
Wells Fargo
Concentrations of Credit Risk
Fair value of commodity derivative contracts	99,000
Barclays
Concentrations of Credit Risk
Fair value of commodity derivative contracts	65,000
Deutsche Bank
Concentrations of Credit Risk
Fair value of commodity derivative contracts	11,000
Union Bank
Concentrations of Credit Risk
Fair value of commodity derivative contracts	2,000
Dominion Field Services
Concentrations of Credit Risk
Fair value of commodity derivative contracts	2,000
Net fair value of commodity derivative assets position | Credit concentration
Concentrations of Credit Risk
Fair value of commodity derivative contracts		532,000
Net fair value of commodity derivative assets position | Credit concentration | JP Morgan
Concentrations of Credit Risk
Fair value of commodity derivative contracts		94,000
Net fair value of commodity derivative assets position | Credit concentration | BNP Paribas
Concentrations of Credit Risk
Fair value of commodity derivative contracts		124,000
Net fair value of commodity derivative assets position | Credit concentration | Credit Suisse
Concentrations of Credit Risk
Fair value of commodity derivative contracts		150,000
Net fair value of commodity derivative assets position | Credit concentration | Wells Fargo
Concentrations of Credit Risk
Fair value of commodity derivative contracts		86,000
Net fair value of commodity derivative assets position | Credit concentration | Barclays
Concentrations of Credit Risk
Fair value of commodity derivative contracts		57,000
Net fair value of commodity derivative assets position | Credit concentration | Deutsche Bank
Concentrations of Credit Risk
Fair value of commodity derivative contracts		11,000
Net fair value of commodity derivative assets position | Credit concentration | Union Bank
Concentrations of Credit Risk
Fair value of commodity derivative contracts		4,000
Net fair value of commodity derivative assets position | Credit concentration | Dominion Field Services
Concentrations of Credit Risk
Fair value of commodity derivative contracts		$ 6,000